Investment in Associate (Details Narrative) - AUD ($)				6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Nov. 23, 2021	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Number of shares	6,600,000	6,600,000		6,600,000	6,600,000	6,600,000
Market price				$ 1.17	$ 2.27	$ 2.40
Fair value	$ 11,289,487	$ 22,597,351		$ 11,289,487	$ 22,597,351	$ 22,993,186
Impairment of investment				$ 4,663,083
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage of subsidiary	32.50%	32.50%	73.80%
Description of ownership percentage of subsidiary			Following the flotation Nova’s shareholding in Snow Lake Resources was reduced to 54.5% and 46.1% on a fully diluted basis.